Offerings	Jan. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

Includes shares of common stock which may be issued upon exercise of a 45-day option granted to the Representative to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

No fee required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock under Representative's warrants
Maximum Aggregate Offering Price	$ 330,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 45.57
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.

Represents common stock underlying D. Boral Capital LLC’s (the “Representative”) warrants to purchase up to 3.0% of the shares of common stock sold in the offering, including any shares of common stock sold upon exercise of the Representative’s over-allotment option, at an exercise price equal to 110% of the public offering price of the common stock sold in the offering.